Stock-Based Compensation - Restricted Share Units (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Performance-Based Restricted Share Units
Shares Granted
Outstanding at the beginning of the year (in shares)	129	108
Awarded (in shares)	191	155	111
Vested (in shares)	(126)	(102)
Cancelled (in shares)	(190)	(32)	(3)
Outstanding at the end of the year (in shares)	4	129	108
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the year (in dollars per share)	$ 50.32	$ 27.00
Awarded (in dollars per share)	86.63	50.45	$ 27.00
Vested (in dollars per share)	50.32	27.00
Cancelled (in dollars per share)	86.90	46.42	27.00
Outstanding at the end of the year (in dollars per share)	$ 87.14	$ 50.32	$ 27.00
Unrecognized compensation cost	$ 20	$ 700
Service-Based Restricted share Units
Shares Granted
Outstanding at the beginning of the year (in shares)	3,267	5,458	6,501
Awarded (in shares)	1,406	581	1,806
Vested (in shares)	(1,757)	(2,406)	(2,274)
Cancelled (in shares)	(160)	(366)	(575)
Outstanding at the end of the year (in shares)	2,756	3,267	5,458
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the year (in dollars per share)	$ 25.45	$ 17.23	$ 13.98
Awarded (in dollars per share)	68.18	62.87	24.94
Vested (in dollars per share)	21.59	17.01	14.73
Cancelled (in dollars per share)	44.00	17.72	14.58
Outstanding at the end of the year (in dollars per share)	$ 48.62	$ 25.45	$ 17.23
Unrecognized compensation cost	$ 112,500
Expected weighted-average recognition period for unrecognized compensation cost	3 years 6 months
Total fair value vested	$ 37,900	$ 40,900	$ 33,500